Fair Value of Assets and Liabilities - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Instruments
Senior Notes	$ 944,140	$ 646,844
Mortgage notes payable	$ 183,100	27,837
Senior unsecured notes, 3.750% interest rate, due in 2019
Fair Value of Financial Instruments
Interest rate (as a percent)	3.75%
Senior unsecured notes, 5.875% interest rate, due in 2046
Fair Value of Financial Instruments
Interest rate (as a percent)	5.875%
Senior unsecured notes, 4.000% interest rate, due in 2022
Fair Value of Financial Instruments
Interest rate (as a percent)	4.00%
Mortgage note payable, 4.050% interest rate, due in 2030
Fair Value of Financial Instruments
Interest rate (as a percent)	4.05%
Mortgage note payable, 5.720% interest rate, due in 2020
Fair Value of Financial Instruments
Interest rate (as a percent)	5.72%
Mortgage note payable, 4.220% interest rate, due in 2022
Fair Value of Financial Instruments
Interest rate (as a percent)	4.22%
Mortgage note payable, 4.800% interest rate, due in 2023
Fair Value of Financial Instruments
Interest rate (as a percent)	4.80%
Mortgage note payable, 5.877% interest rate, due in 2021
Fair Value of Financial Instruments
Interest rate (as a percent)	5.877%
Mortgage note payable, 7.000% interest rate, due in 2019
Fair Value of Financial Instruments
Interest rate (as a percent)	7.00%
Mortgage note payable, 8.150% interest rate, due in 2021
Fair Value of Financial Instruments
Interest rate (as a percent)	8.15%
Mortgage note payable, 4.260% interest rate, due in 2020
Fair Value of Financial Instruments
Interest rate (as a percent)	4.26%
Carrying Amount
Fair Value of Financial Instruments
Mortgage notes payable	$ 1,127,240	674,681
Carrying Amount | Senior unsecured notes, 3.750% interest rate, due in 2019
Fair Value of Financial Instruments
Senior Notes	348,096	346,952
Carrying Amount | Senior unsecured notes, 5.875% interest rate, due in 2046
Fair Value of Financial Instruments
Senior Notes	300,232	299,892
Carrying Amount | Senior unsecured notes, 4.000% interest rate, due in 2022
Fair Value of Financial Instruments
Senior Notes	295,812	0
Carrying Amount | Mortgage note payable, 4.050% interest rate, due in 2030
Fair Value of Financial Instruments
Senior Notes	64,293	0
Carrying Amount | Mortgage note payable, 5.720% interest rate, due in 2020
Fair Value of Financial Instruments
Senior Notes	36,085	0
Carrying Amount | Mortgage note payable, 4.220% interest rate, due in 2022
Fair Value of Financial Instruments
Senior Notes	27,906	0
Carrying Amount | Mortgage note payable, 4.800% interest rate, due in 2023
Fair Value of Financial Instruments
Senior Notes	25,501	0
Carrying Amount | Mortgage note payable, 5.877% interest rate, due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	13,620	13,841
Carrying Amount | Mortgage note payable, 7.000% interest rate, due in 2019
Fair Value of Financial Instruments
Mortgage notes payable	8,391	8,778
Carrying Amount | Mortgage note payable, 8.150% interest rate, due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	4,111	5,218
Carrying Amount | Mortgage note payable, 4.260% interest rate, due in 2020
Fair Value of Financial Instruments
Mortgage notes payable	3,193	0
Fair Value
Fair Value of Financial Instruments
Mortgage notes payable	1,164,606	675,601
Fair Value | Senior unsecured notes, 3.750% interest rate, due in 2019
Fair Value of Financial Instruments
Senior Notes	354,993	354,078
Fair Value | Senior unsecured notes, 5.875% interest rate, due in 2046
Fair Value of Financial Instruments
Senior Notes	320,416	292,268
Fair Value | Senior unsecured notes, 4.000% interest rate, due in 2022
Fair Value of Financial Instruments
Senior Notes	302,655	0
Fair Value | Mortgage note payable, 4.050% interest rate, due in 2030
Fair Value of Financial Instruments
Senior Notes	65,198	0
Fair Value | Mortgage note payable, 5.720% interest rate, due in 2020
Fair Value of Financial Instruments
Senior Notes	36,332	0
Fair Value | Mortgage note payable, 4.220% interest rate, due in 2022
Fair Value of Financial Instruments
Senior Notes	28,432	0
Fair Value | Mortgage note payable, 4.800% interest rate, due in 2023
Fair Value of Financial Instruments
Senior Notes	25,904	0
Fair Value | Mortgage note payable, 5.877% interest rate, due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	14,565	14,492
Fair Value | Mortgage note payable, 7.000% interest rate, due in 2019
Fair Value of Financial Instruments
Mortgage notes payable	8,555	9,188
Fair Value | Mortgage note payable, 8.150% interest rate, due in 2021
Fair Value of Financial Instruments
Mortgage notes payable	4,340	5,575
Fair Value | Mortgage note payable, 4.260% interest rate, due in 2020
Fair Value of Financial Instruments
Mortgage notes payable	$ 3,216	$ 0